Document and Entity Information	Nov. 05, 2025
Cover [Abstract]
Entity Registrant Name	DEVON ENERGY CORP/DE
Entity Incorporation State Country Code	DE
Entity Address, State or Province	OK
Amendment Flag	false
Entity Central Index Key	0001090012
Document Type	8-K
Document Period End Date	Nov. 05, 2025
Entity File Number	001-32318
Entity Tax Identification Number	73-1567067
Entity Address, Address Line One	333 W. SHERIDAN AVE.
Entity Address, City or Town	OKLAHOMA CITY
Entity Address, Postal Zip Code	73102-5015
City Area Code	405
Local Phone Number	235-3611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	DVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false